Investee Companies and other investments (Summary of Information on Operating Results) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Disclosure of associates [line items]
Income for the year	€ 13,636	€ 11,632	[1]	€ 12,446
Elimination of interest on loan from related party	1,158	1,244
Company's share of income of investee	€ 1,531	€ 1,375	[1]	€ 2,202
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31, 2017	50.00%	50.00%
Income for the year	€ 1,751	€ 490
Company's share	876	245
Elimination of interest on loan from related party	1,158	1,244
Other Adjustments	(503)	(114)
Company's share of income of investee	€ 1,531	€ 1,375

[1]	Please refer to note 2C for functional and presentation currency.